Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Income before income taxes	¥ 1,117,503	¥ 997,965
Adjustments to reconcile income before income taxes to net cash provided by operating activities:
Depreciation and amortization, including amortization of contract costs	835,233	687,373
Amortization of deferred insurance acquisition costs	69,237	44,738
Other operating (income) expense, net	(65,494)	14,250
(Gain) loss on securities, net (other than Financial Services segment)	60,402	(62,704)
Share of profit of investments accounted for using the equity method, net of dividends	(13,934)	(5,012)
Change in future insurance policy benefits and other	458,880	358,666
Change in policyholders' account in the life insurance business, less cash impact	238,309	558,539
Net cash impact of policyholders' account in the life insurance business	227,262	134,299
Changes in assets and liabilities:
Increase in trade receivables and contract assets	(171,094)	(137,939)
Increase in inventories	(194,624)	(56,509)
Increase in investments and advances in the Financial Services segment	(1,529,665)	(1,901,928)
Increase in content assets	(489,617)	(325,664)
Increase in deferred insurance acquisition costs	(117,337)	(98,122)
Increase in trade payables	126,989	288,854
Increase in deposits from customers in the banking business	230,236	333,075
Increase in borrowings in the life insurance business and the banking business	905,139	462,751
Increase in other financial assets and other current assets	(17,681)	(9,703)
Increase in other financial liabilities and other current liabilities	66,407	23,906
Income taxes paid	(269,885)	(102,732)
Other	(232,623)	(63,886)
Net cash provided by operating activities	1,233,643	1,140,217
Cash flows from investing activities:
Payments for property, plant and equipment and other intangible assets	(441,096)	(477,931)
Proceeds from sales of property, plant and equipment and other intangible assets	11,409	15,893
Payments for investments and advances (other than Financial Services segment)	(91,082)	(103,351)
Proceeds from sales or return of investments and collections of advances (other than Financial Services segment)	16,081	20,352
Payments for purchases of businesses	(277,618)	(15,260)
Proceeds from sales of businesses	64,609	3,151
Other	(11,083)	(6,764)
Net cash used in investing activities	(728,780)	(563,910)
Cash flows from financing activities:
Increase (decrease) in short-term borrowings, net	408	(18,334)
Proceeds from issuance of long-term debt	31,458	236,935
Payments of long-term debt	(194,562)	(89,918)
Proceeds from issuance of short-term borrowings in connection with payment for purchase of noncontrolling interest in Sony Financial Group Inc.	0	396,500
Payments of short-term borrowings in connection with payment for purchase of noncontrolling interest in Sony Financial Group Inc.	0	(396,500)
Dividends paid	(74,342)	(61,288)
Payments for purchases of treasury stock	(88,624)	(366)
Payment for purchase of noncontrolling interest in Sony Financial Group Inc.	0	(396,698)
Other	(10,916)	(8,864)
Net cash used in financing activities	(336,578)	(338,533)
Effect of exchange rate changes on cash and cash equivalents	94,369	36,685
Net increase in cash and cash equivalents	262,654	274,459
Cash and cash equivalents at beginning of the fiscal year	1,786,982	1,512,523
Cash and cash equivalents at end of the fiscal year	¥ 2,049,636	¥ 1,786,982